EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Schedule of Equity Instruments
The following table summarizes the Company’s equity instruments at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Class A Common Stock, $0.0001 par value per share	1,000,000,000	174,853,649	456,909	27,470,601	6,189,477
Class B Common Stock, $0.0001 par value per share	200,000,000	37,893,047	—	7,760,846	5,334,903
Blockchain Common Stock, $0.0001 par value per share	500,000,000	—	—	—	—
Preferred Stock, $0.0001 par value per share	100,000,000	—	—	—	—
Total	1,800,000,000	212,746,696	456,909	35,231,447	11,524,380

	December 31, 2024
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Common Stock, $0.00001 par value per share	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock, $0.00001 par value per share	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456
__________________
(A)Includes the equity instruments of the 2018 Equity Incentive Plan, the 2024 Equity Incentive Plan, and the 2025 Equity Incentive Plan.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024:

	December 31, 2024		Per Share
	Number of Shares Outstanding	Liquidation Preference	Liquidation Price	Dividend Rate	Conversion Price
Series Seed	16,100,540	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	41,759	1.27	0.10	1.27
Series B	29,448,787	73,519	2.50	0.20	2.50
Series C	11,238,629	85,000	7.56	0.61	7.56
Series C-1	504,081	3,050	6.05	0.48	6.05
Series C-2	1,983,287	15,000	7.56	0.61	7.56
Series D	12,439,325	219,999	17.69	1.41	17.69
Series E	7,325,385	73,292	10.01	0.80	10.01
Total	111,900,495	$528,566
The following table summarizes the Company’s equity instruments at December 31, 2024 and 2023:

	December 31, 2024(A)
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456

	December 31, 2023
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	197,100,000	51,618,208	—	19,807,404	39,098,606
Convertible Preferred Stock	106,615,302	104,575,110	—	—	—
Total	303,715,302	156,193,318	—	19,807,404	39,098,606
__________________
(A)Includes the equity instruments of both the 2018 Equity Incentive Plan and the 2024 Equity Incentive Plan.
(B)Except for common and convertible preferred shares, amounts represent the gross common or convertible preferred shares issuable upon exercise or vesting.
(C)Par value of $0.00001 per share. The holders of each share of common stock are entitled to voting rights equal to one vote for each share of common stock. The holder of each share of preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share of preferred stock converts at the stated conversion rate. Common shareholders may elect six members to the Board of Directors. Except for Series C-2 and D convertible preferred stock, each series of convertible preferred stock, as a group, is entitled to elect one member to the Board of Directors (Series C and C-1 elect a single member to the Board of Directors as a group). Any remaining members to the Board of Directors are elected by common and preferred shareholders, on an as-converted basis, as a single group. At December 31, 2024, no common or convertible preferred dividends have been declared.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024 and 2023:

	Number of Shares Outstanding		Liquidation Preference		Per Share
	December 31,		December 31,		Liquidation Price(A)	Dividends(B)	Conversion Rate(C)
	2024	2023	2024	2023
Series Seed	16,100,540	16,100,540	$16,947	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	32,860,461	41,759	41,759	1.27	0.10	1.27
Series B	29,448,787	29,448,787	73,519	73,519	2.50	0.20	2.50
Series C	11,238,629	11,238,629	85,000	85,000	7.56	0.61	7.56
Series C-1	504,081	504,081	3,050	3,050	6.05	0.48	6.05
Series C-2	1,983,287	1,983,287	15,000	15,000	7.56	0.61	7.56
Series D	12,439,325	12,439,325	219,999	219,999	17.69	1.41	17.69
Series E	7,325,385	n.a.	73,292	n.a.	10.01	0.80	10.01
Total	111,900,495	104,575,110	$528,566	$455,275
__________________
(A)In the event of any liquidation, dissolution, or winding up of the issuing entity, either voluntary or involuntary, the holders of preferred stock are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price as adjusted for dividends, stock splits, combinations, recapitalizations, or similar adjustments. If the issuing entity’s legally available assets are insufficient to satisfy the preferred stock liquidation preference, the funds will be distributed ratably among the preferred stock stockholders in proportion to their full liquidation preference. Following the above payments, all remaining legally available assets of the issuing entity, if any, are distributed to the holders of common and preferred stock on an as-converted basis.
(B)The holders of preferred stock are entitled to receive dividends, when and if declared by the Board of Directors, out of any of the issuing entity’s funds or assets legally available. The holders of preferred stock are entitled to receive dividends prior to, and in preference of, dividends declared on common stock. Dividends are non-cumulative and paid on a pari passu basis, with any additional dividends paid ratably among holders of common stock and preferred stock on an as-converted basis.
(C)Each share of preferred stock is convertible to common stock, at the option of the holder, at any time after the date of issuance at a specified rate. Each share of preferred stock will automatically convert into shares of common stock, at the then-effective conversion rate, upon the earlier of: (i) a qualifying initial public offering with aggregate gross proceeds exceeding $50.0 million or, (ii) upon the issuing entity’s receipt of written consent by the holders of a majority of the then-outstanding shares of preferred stock, voting as a single class, on an as-converted basis.

Schedule of Information Regarding Series of Convertible Preferred Stock
The following table summarizes the Company’s equity instruments at September 30, 2025 and December 31, 2024:

	September 30, 2025
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Class A Common Stock, $0.0001 par value per share	1,000,000,000	174,853,649	456,909	27,470,601	6,189,477
Class B Common Stock, $0.0001 par value per share	200,000,000	37,893,047	—	7,760,846	5,334,903
Blockchain Common Stock, $0.0001 par value per share	500,000,000	—	—	—	—
Preferred Stock, $0.0001 par value per share	100,000,000	—	—	—	—
Total	1,800,000,000	212,746,696	456,909	35,231,447	11,524,380

	December 31, 2024
	Authorized Shares	Issued and Outstanding(A)
		Shares	Warrants	Options	RSUs
Common Stock, $0.00001 par value per share	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock, $0.00001 par value per share	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456
__________________
(A)Includes the equity instruments of the 2018 Equity Incentive Plan, the 2024 Equity Incentive Plan, and the 2025 Equity Incentive Plan.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024:

	December 31, 2024		Per Share
	Number of Shares Outstanding	Liquidation Preference	Liquidation Price	Dividend Rate	Conversion Price
Series Seed	16,100,540	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	41,759	1.27	0.10	1.27
Series B	29,448,787	73,519	2.50	0.20	2.50
Series C	11,238,629	85,000	7.56	0.61	7.56
Series C-1	504,081	3,050	6.05	0.48	6.05
Series C-2	1,983,287	15,000	7.56	0.61	7.56
Series D	12,439,325	219,999	17.69	1.41	17.69
Series E	7,325,385	73,292	10.01	0.80	10.01
Total	111,900,495	$528,566
The following table summarizes the Company’s equity instruments at December 31, 2024 and 2023:

	December 31, 2024(A)
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	240,820,153	69,300,284	—	32,030,416	44,973,456
Convertible Preferred Stock	115,983,447	111,900,495	1,381,486	—	—
Total	356,803,600	181,200,779	1,381,486	32,030,416	44,973,456

	December 31, 2023
	Authorized Shares	Issued and Outstanding(B)
		Shares(C)	Warrants	Options	RSUs
Common Stock	197,100,000	51,618,208	—	19,807,404	39,098,606
Convertible Preferred Stock	106,615,302	104,575,110	—	—	—
Total	303,715,302	156,193,318	—	19,807,404	39,098,606
__________________
(A)Includes the equity instruments of both the 2018 Equity Incentive Plan and the 2024 Equity Incentive Plan.
(B)Except for common and convertible preferred shares, amounts represent the gross common or convertible preferred shares issuable upon exercise or vesting.
(C)Par value of $0.00001 per share. The holders of each share of common stock are entitled to voting rights equal to one vote for each share of common stock. The holder of each share of preferred stock is entitled to voting rights equal to the number of shares of common stock into which each share of preferred stock converts at the stated conversion rate. Common shareholders may elect six members to the Board of Directors. Except for Series C-2 and D convertible preferred stock, each series of convertible preferred stock, as a group, is entitled to elect one member to the Board of Directors (Series C and C-1 elect a single member to the Board of Directors as a group). Any remaining members to the Board of Directors are elected by common and preferred shareholders, on an as-converted basis, as a single group. At December 31, 2024, no common or convertible preferred dividends have been declared.
The following table includes information regarding each series of convertible preferred stock as of December 31, 2024 and 2023:

	Number of Shares Outstanding		Liquidation Preference		Per Share
	December 31,		December 31,		Liquidation Price(A)	Dividends(B)	Conversion Rate(C)
	2024	2023	2024	2023
Series Seed	16,100,540	16,100,540	$16,947	$16,947	$1.05	$0.08	$1.05
Series A	32,860,461	32,860,461	41,759	41,759	1.27	0.10	1.27
Series B	29,448,787	29,448,787	73,519	73,519	2.50	0.20	2.50
Series C	11,238,629	11,238,629	85,000	85,000	7.56	0.61	7.56
Series C-1	504,081	504,081	3,050	3,050	6.05	0.48	6.05
Series C-2	1,983,287	1,983,287	15,000	15,000	7.56	0.61	7.56
Series D	12,439,325	12,439,325	219,999	219,999	17.69	1.41	17.69
Series E	7,325,385	n.a.	73,292	n.a.	10.01	0.80	10.01
Total	111,900,495	104,575,110	$528,566	$455,275
__________________
(A)In the event of any liquidation, dissolution, or winding up of the issuing entity, either voluntary or involuntary, the holders of preferred stock are entitled to receive, prior to and in preference over holders of common stock, an amount equal to the original issuance price as adjusted for dividends, stock splits, combinations, recapitalizations, or similar adjustments. If the issuing entity’s legally available assets are insufficient to satisfy the preferred stock liquidation preference, the funds will be distributed ratably among the preferred stock stockholders in proportion to their full liquidation preference. Following the above payments, all remaining legally available assets of the issuing entity, if any, are distributed to the holders of common and preferred stock on an as-converted basis.
(B)The holders of preferred stock are entitled to receive dividends, when and if declared by the Board of Directors, out of any of the issuing entity’s funds or assets legally available. The holders of preferred stock are entitled to receive dividends prior to, and in preference of, dividends declared on common stock. Dividends are non-cumulative and paid on a pari passu basis, with any additional dividends paid ratably among holders of common stock and preferred stock on an as-converted basis.
(C)Each share of preferred stock is convertible to common stock, at the option of the holder, at any time after the date of issuance at a specified rate. Each share of preferred stock will automatically convert into shares of common stock, at the then-effective conversion rate, upon the earlier of: (i) a qualifying initial public offering with aggregate gross proceeds exceeding $50.0 million or, (ii) upon the issuing entity’s receipt of written consent by the holders of a majority of the then-outstanding shares of preferred stock, voting as a single class, on an as-converted basis.

Schedule of Grant Date Assumptions for Warrants and Warrants Activity
The warrants were valued at the grant date using the Black-Scholes option pricing model with the following assumptions:

	Year ended December 31, 2024
	Low	High	Weighted Average
Expected Term (years)	1.8	6.0	3.0
Volatility	38.8%	46.2%	41.1%
Interest Rate	4.2%	4.3%	4.2%
Dividend Yield	n.a.	n.a.	n.a.
The following table summarizes the warrants activity during the year ended December 31, 2024:

	Number of Warrants	Weighted Average Exercise Price	Fair Value on Grant Date
Outstanding at December 31, 2023
Granted(A)	1,462,119	$3.23	$10,215
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at December 31, 2024(B)	1,462,119	$3.23	$10,215
Exercisable at December 31, 2024(B)(C)	1,050,199	$3.23	$7,199
__________________
(A)The Company granted warrants to purchase up to 411,219 convertible preferred shares for the First Warrant, as well as warrants to purchase up to 411,219 convertible preferred shares for the Second Warrant. With respect to the Third Warrant, only 639,678 of the 2,467,319 warrants for convertible preferred shares have been granted by the Company through December 31, 2024. Future grants related to the Third Warrant will be made to the holder based on future monthly levels of service to be provided to the Company.
(B)At December 31, 2024, the weighted-average grant date fair values for outstanding warrants and exercisable warrants were $7.39 and $7.24, and the intrinsic value for outstanding warrants and exercisable warrants was $5.8 million and $4.0 million, respectively. At December 31, 2024, total compensation cost related to granted, but nonvested, warrants not yet recognized was $0.7 million and is expected to be recognized on a weighted-average period of 0.2 years.
(C)Exercisable warrants have a weighted average exercise period of 2.5 years at December 31, 2024.

Summary of Stock-Based Compensation Expense	The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Condensed Consolidated Statements of Operations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
General and administrative	$16,850	$3,844	$20,370	$31,874
Sales and marketing	165	89	347	54
Technology and product development	2,822	3,064	9,560	6,311
Operations and processing	91	107	316	306
Total equity-based compensation expense	$19,928	$7,104	$30,593	$38,545
The following table presents the amount of stock-based compensation expense related to equity-based compensation recognized in the Consolidated Statements of Operations:

	For the Years Ended
	December 31,
	2024	2023
General and administrative	$35,423	$8,296
Sales and marketing	136	804
Technology and product development	9,363	3,994
Operations and processing	388	356
Total equity-based compensation expense	$45,310	$13,450

Schedule of Activities of Stock Options
The following table reflects the activities of stock options granted under the 2018 Plan for the years ended December 31, 2024 and 2023:

	Number of Options	Weighted-Average
		Exercise Price(A)	Remaining Life (Years)(B)	Grant Date Fair Value(C)

Outstanding at December 31, 2022	19,623,139	$3.79	8.2	$2.05
Granted	3,593,104	5.47	n.a.	3.26
Exercised	(582,905)	1.94	n.a.	1.00
Forfeited and cancelled	(2,801,990)	4.93	n.a.	2.70
Outstanding at December 31, 2023	19,831,348	4.07	7.7	2.14
Granted	15,613,098	4.71	n.a.	4.41
Exercised	(1,153,803)	2.75	n.a.	1.49
Forfeited and cancelled	(4,642,073)	4.11	n.a.	2.65
Outstanding at December 31, 2024	29,648,570	$4.45	6.1	$3.28
At December 31, 2024
Options Exercisable	21,384,181	$4.32	5.0	$3.35
Options Vested and Expected to Vest	29,648,570	4.45	6.1	3.28
__________________
(A)The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the issuing entity’s common shares, which was $0.37 per common share of FTS at December 31, 2024.
(B)Options expire on the 10th anniversary of the original grant.
(C)For the year ended December 31, 2024, the Company used risk-free rates, estimated common stock volatility, expected term, and dividend yield as inputs and the fair value of the Company ’s common stock as a key input to estimate the grant date fair value using the Black-Scholes method. The Company does not assume dividend payments, as it does not pay dividends, and estimates common stock volatilities using the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term. The Company estimates the grant-date fair value of awards using the contractual term of award, if any, including discounts for applicable post-vesting restrictions such as remaining in the service to the business except as otherwise amended estimated using Black-Scholes method.
The following table reflects the activities of stock options granted under the 2024 Plan for the year ended December 31, 2024:

	Number of Options	Weighted-Average
		Exercise Price(A)	Remaining Life (Years)(B)	Grant Date Fair Value(C)
Outstanding at December 31, 2023	—	$—	—	$—
Granted	2,866,300	3.23	n.a.	1.54
Exercised	(216,223)	3.23	n.a.	1.49
Forfeited and cancelled	(268,231)	3.23	n.a.	1.59
Outstanding at December 31, 2024	2,381,846	$3.23	9.55	$1.54
At December 31, 2024
Options Exercisable	566,471	$3.23	9.5	$1.49
Options Vested and Expected to Vest	2,381,846	3.23	9.6	1.54
__________________
(A)The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the estimated fair value of the issuing entity’s common shares, which was zero per common share at December 31, 2024.
(B)Options expire on the 10th anniversary of the original grant.
(C)For the year ended December 31, 2024, the Company used risk-free rates, estimated common stock volatility, expected term, and dividend yield as inputs and the fair value of the Company’s common stock as a key input to estimate the grant date fair value using the Black-Scholes method. The Company does not assume dividend payments, as it does not pay dividends, and estimates common stock volatilities using the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the option’s expected term. The Company estimates the grant-date fair value of awards using the contractual term of award, if any, including discounts for applicable post-vesting restrictions such as remaining in the service to the business except as otherwise amended estimated using Black-Scholes method.

Schedule of Grant Date Assumptions for Stock Options
The grant date assumptions of the stock options granted are as follows:

	Year ended December 31, 2024			Year ended December 31, 2023
	Low	High	Weighted Average	Low	High	Weighted Average
Expected Term (years)	1.3	6.9	4.3	1.7	6.7	5.8
Volatility	41.9%	59.2%	53.0%	45.5%	64.3%	54.2%
Interest Rate	3.8%	4.4%	4.2%	0.3%	4.3%	2.0%
Dividend Yield	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.
Fair Value	$2.83	$3.65	$3.35	$0.17	$3.81	$1.88
The grant date assumptions of the stock options are as follows:

	Year ended December 31, 2024
	Low	High	Weighted Average
Expected Term (years)	4.9	6.1	5.7
Volatility	44.9%	45.9%	45.3%
Interest Rate	3.7%	4.3%	4.2%
Dividend Yield	n.a.	n.a.	n.a.
Fair Value	$1.44	$1.59	$1.54

Schedule of Activities of RSUs
The following table reflects the activities of RSUs granted under the 2018 Plan for the years ended December 31, 2024 and 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	—	$—
Unvested at Granted	5,874,850	4.82
Unvested at Vested	—	—
Unvested at Forfeited and cancelled	—	—
Unvested at December 31, 2024	5,874,850	$4.82

Schedule of Unrecognized Compensation Expense
At September 30, 2025, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.6	11,134,713	—	11,134,713	$67,382	$—
Multiple(A)(B)	3.3	—	10,222,338	10,222,338	—	148,163
Total		11,134,713	10,222,338	21,357,051	$67,382	$148,163
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature with quarterly vesting thereafter.
(B)Awards include a service period vesting condition, as noted above, as well as market based and liquidity-based vesting conditions. The liquidity event for awards which have that feature has been satisfied in connection with the IPO as of September 30, 2025.
At December 31, 2024, the Company has not yet recognized compensation expense for the following awards:

	Weighted Average Recognition Period (Years)	Shares			Unrecognized Compensation Expense
Vesting Condition		Options	RSUs	Total	Options	RSUs
Time-based(A)	3.1	10,548,284	—	10,548,284	$25,878	$—
Multiple(A)(B)	n.a.	—	5,874,850	5,874,850	—	28,317
Total		10,548,284	5,874,850	16,423,134	$25,878	$28,317
__________________
(A)All awards vest over a period of two to four years, and most awards have a one year cliff vesting feature.
(B)Awards include a service period vesting condition, as noted above, and a liquidity-based vesting conditions. These awards require a liquidity event, as defined in the award agreement, that has neither occurred nor reasonably likely to occur at December 31, 2024.

Schedule of Noncontrolling Interests
The noncontrolling interests in the net income (loss) is computed as follows:

	Three Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$321	44.9%	$147	$170	44.6%	$76
Offshore Solana Fund	3,559	2.8	99	411	2.8	12
Total / weighted average	$3,880	6.3%	$246	$581	15.0%	$88

	Nine Months Ended September 30,
	2025			2024
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries(B)
Figure REIT	$1,193	44.9%	$536	$4,802	44.6%	$2,143
Offshore Solana Fund	(1,084)	2.8	(31)	5,162	2.8	145
Total / weighted average	$109	24.9%	$505	$9,964	22.9%	$2,288
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders’ net income (loss) in consolidated subsidiaries.
(B)Balances may not cross-foot due to rounding for presentation purposes in the Noncontrolling Interest as a Percent of Total shown.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	September 30, 2025			December 31, 2024
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,678	44.9%	$8,394	$18,261	44.6%	$7,769
Offshore Solana Fund	12,148	2.8	342	17,807	2.8	508
Total / weighted average	$30,826	28.3%	$8,736	$36,068	24.0%	$8,277
The noncontrolling interests in the net income (loss) is computed as follows:

	December 31, 2024			December 31, 2023
	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries	Net Income (Loss)	Noncontrolling Interest as a Percent of Total(A)	Noncontrolling Interest in Income (Loss) of Consolidated Subsidiaries
Figure REIT	$5,509	44.6%	$2,458	$(9,989)	44.6%	$(4,455)
Offshore Solana Fund	8,627	2.8	243	n.a.	n.a.	n.a.
__________________
(A)Represents the weighted average percentage of total noncontrolling shareholders' net income (loss) in consolidated subsidiaries.
The noncontrolling interests in the equity of consolidated subsidiaries is computed as follows:

	December 31, 2024			December 31, 2023
	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries	Total Consolidated Equity	Noncontrolling Ownership Interest as a Percent of Total	Noncontrolling Interest in Equity of Consolidated Subsidiaries
Figure REIT	$18,261	44.6%	$7,769	$11,214	44.6%	$5,353
Offshore Solana Fund	17,807	2.8	508	n.a.	n.a.	n.a.

Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the calculation of basic and diluted net income per common share for the periods:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net income attributable to FTS	$89,576	$27,339	$118,698	$11,738
Less: Undistributed earnings attributable to convertible preferred stockholders	$(45,792)	(20,969)	$(79,699)	(11,738)
Net income attributable to common stockholders, basic and diluted	$43,784	6,370	$38,999	—

Denominator
Basic weighted average common shares attributable to FTS	103,571,820	68,568,542	80,896,185	63,700,455
Add: effect of dilutive securities related to share-based payment awards (A)	26,350,509	5,017,205	22,210,202	6,154,472
Diluted weighted average common shares attributable to FTS	129,922,329	73,585,747	103,106,387	69,854,927

Net income per common share attributable to FTS, basic	$0.42	$0.09	$0.48	$0.00
Net income per common share attributable to FTS, diluted	$0.34	$0.09	$0.38	$0.00
__________________
(A)The dilutive impact of share-based payment awards and warrants for the three months ended September 30, 2025 and 2024 comprised of 21,414,298 and 4,452,523 shares related to stock options, 1,349,563 and 564,682 shares related to warrants, and 3,586,648 and zero shares related to unvested RSUs, respectively. The dilutive impact of share-based payment awards and warrants for the nine months ended September 30, 2025 and 2024 comprised of 18,072,864 and 5,787,713 shares related to stock options, 1,041,277 and 366,759 shares related to warrants, and 3,096,061 and zero shares related to unvested RSUs, respectively. For the three and nine months ended September 30, 2024, 694,564 and 327,943 shares, respectively, related to unvested RSUs were excluded from the dilutive impact as the issuance of those shares was contingent upon the satisfaction of a liquidity condition which was not satisfied as of the end of those periods.
The following table sets forth the calculation of basic and diluted earnings per common share for the periods:

	December 31,
	2024	2023
Numerator
Net income (loss) attributable to Figure Technology Solutions, Inc.	$17,214	$(47,935)
Less: Undistributed earnings attributable to convertible preferred stockholders	$(17,214)	$—
Net income attributable to common stockholders, basic and diluted	$—	$(47,935)

Denominator
Basic weighted average common shares attributable to Figure Technology Solutions, Inc.	65,020,119	51,305,065
Add: effect of dilutive securities related to share-based payment awards(A)	7,617,338	—
Diluted weighted average common shares attributable to Figure Technology Solutions, Inc.	72,637,457	51,305,065

Basic earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
Diluted earnings per common share attributable to Figure Technology Solutions, Inc.	$0.00	$(0.93)
__________________
(A)The dilutive impact of share-based payment awards and warrants for the fiscal year ended December 31, 2024 comprised of 7,132,282 shares related to stock options and 485,056 shares related to warrants. As the fiscal year ended December 31, 2023 was in a net loss position, 3,609,301 potentially dilutive shares from share-based payment awards were considered but would have been anti-dilutive and have been excluded from the computation of diluted earnings per share for that period.